Business Combinations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Summary of estimated fair market values of the assets acquired and liabilities
Consideration
Consideration issued	$12,500,000
Identified assets and liabilities
Cash	42,711
Accounts and other receivables	480,302
Note receivable	174,967
Prepaid expenses	84,945
Long-term assets	348,367
Property and equipment	106,600
Accounts payable	(180,231)
Accrued Expenses	(105,877)
Merchant portfolios	2,190,000
Tradename	2,500,000
Total identified assets and liabilities	5,641,784

Excess purchase price allocated to goodwill	$6,858,216

Consideration
Consideration issued	$12,500,000
Identified assets and liabilities
Cash	42,711
Accounts and other receivables	480,302
Note receivable	174,967
Prepaid expenses	84,945
Long-term assets	348,367
Property and equipment	106,600
Accounts payable	(180,231)
Accrued Expenses	(105,877)
Merchant portfolios	2,190,000
Tradename	2,500,000
Total identified assets and liabilities	5,641,784

Excess purchase price allocated to goodwill	$6,858,216

Schedule of unaudited pro forma results of operations
	Three Months Ended June 30, 2018	Six Months Ended June 30, 2018
Revenues	$3,226,965	$6,478,529
Operating income (loss)	$94,192	$(59,123)
Other expense	(212,907)	(1,326,109)
Net loss	$(118,715)	$(1,385,232)
Net loss per share – basic and diluted	$(0.00)	$(0.01)

	2018	2017
Revenues	$12,194,415	$15,091,707
Operating loss	$(124,442)	$(3,023,848)
Net loss	$(1,816,576)	$(6,979,090)
Net loss per share – basic and diluted	$(0.01)	$(0.04)